GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Sensitivity on Impairment (Details) - Total for all cash-generating units $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) basis_point	Dec. 31, 2023
North America
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	12.90%	13.00%
Brazil
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	17.00%	17.20%
Europe
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	11.60%	11.60%
Sustainable Solutions
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	10.20%	10.80%
AMSA
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	16.10%	17.40%
Excess of recoverable amount over carrying amount | $	$ 74
Increase in pre-tax discount rate (change in basis points) | basis_point	115
Decrease in average selling price (change in %)	0.60%
Decrease in shipments (change in %)	2.70%
AMKR
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	19.70%	23.00%
Excess of recoverable amount over carrying amount | $	$ 143
Increase in pre-tax discount rate (change in basis points) | basis_point	181
Decrease in average selling price (change in %)	1.70%
Decrease in shipments (change in %)	5.70%
AML
Disclosure of information for cash-generating units [line items]
Excess of recoverable amount over carrying amount | $	$ 135
Increase in pre-tax discount rate (change in basis points) | basis_point	109
Decrease in average selling price (change in %)	2.30%
Decrease in shipments (change in %)	4.20%